Pension and Other Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 2,077	₱ 2,066
Preferred Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,161	1,185
Parent [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	26	30
Others [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 530	₱ 491